CECL (Details 4) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Other financial assets, Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Cash and due from banks, held at amortized cost, Allowance for Credit Loss, Beginning Balance	SFr (0)
Interest-bearing deposits with banks, held at amortized cost, Allowance for Credit Loss, Beginning Balance	(0)
Securities purchased under resale agreements and securities borrowing transactions, held at amortized cost, Allowance for Credit Loss, Beginning Balance	(0)
Brokerage receivables, held at amortized cost, Allowance for Credit Loss, Beginning Balance	4,081
Other assets, held at amortized cost, Allowance for Credit Loss, Beginning Balance	37
Other financial assets, held at amortized cost, Allowance for Credit Loss, Beginning Balance	4,118	SFr 4,214
Other financial assets, Current-period provision for expected credit losses	12	(147)
Other financial assets, Gross write-offs	(4,031)	(4)
Other financial assets, Recovery	0	0
Other financial assets, Net write-offs	(4,031)	(4)
Other financial assets, Foreign currency translation impact and other adjustments, net	(56)	186
Cash and due from banks, held at amortized cost, Allowance for Credit Loss, Ending Balance	4
Interest-bearing deposits with banks, held at amortized cost, Allowance for Credit Loss, Ending Balance	(0)
Securities purchased under resale agreements and securities borrowing transactions, held at amortized cost, Allowance for Credit Loss, Ending Balance	(0)
Brokerage receivables, held at amortized cost, Allowance for Credit Loss, Ending Balance	(0)
Other assets, held at amortized cost, Allowance for Credit Loss, Ending Balance	39
Other financial assets, held at amortized cost, Allowance for Credit Loss, Ending Balance	43	4,249
Other financial assets, individually evaluated	20	4,230
Other financial assets, collectively evaluated	SFr 23	19
Archegos Capital Management [Member]
Other financial assets, Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Other financial assets, Current-period provision for expected credit losses		SFr (155)